DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about movement in debt facilities [Table Text Block]

	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2020	$142,825	$9,883	$152,708
Gross proceeds from debt financing	$230,000	$—	$230,000
Portion allocated to equity reserves from debt financing	(42,340)	—	(42,340)
Finance costs
Interest expense	2,846	537	3,383
Accretion	6,809	349	7,158
Proceeds from drawdown of revolving credit facility	—	30,000	30,000
Repayments of principal	(125,576)	(40,000)	(165,576)
Conversion of senior convertible notes to common shares	(23,230)	—	(23,230)
Transaction costs	(7,224)	(101)	(7,325)
Payments of finance costs	(2,932)	(612)	(3,544)
Balance at December 31, 2021	$181,178	$56	$181,234
Finance costs
Interest expense	896	1,241	2,137
Accretion	8,673	—	8,673
Proceeds from drawdown of revolving credit facility	—	50,000	50,000
Repayments of principal	—	(30,000)	(30,000)
Payments of finance costs	(505)	(1,177)	(1,682)
Balance at December 31, 2022	$190,242	$20,120	$210,362

Statements of Financial Position Presentation
Current portion of debt facilities	$69	$56	$125
Non-current portion of debt facilities	181,108	—	181,108
Balance at December 31, 2021	$181,178	$56	$181,234
Current portion of debt facilities	$431	$120	$551
Non-current portion of debt facilities	189,811	20,000	209,811
Balance at December 31, 2022	$190,242	$20,120	$210,362